Premises and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment (Textual) [Abstract]
Rental expense	$ 9,449	$ 7,841	$ 1,400
Maximum [Member]
Premises and Equipment (Textual) [Abstract]
Operating leases for office and banking premises expiry periods	24 years
Minimum [Member]
Premises and Equipment (Textual) [Abstract]
Operating leases for office and banking premises expiry periods	1 year